Contingencies and Commitements (Tables)	12 Months Ended
Dec. 31, 2022
Contingencies and Commitements [Abstract]
Schedule of license agreements
	2022	2021
	USD	USD

Less than one year	4,194,264	5,149,957
Later than one year but not more than 5 years	1,250,000	1,965,594